FIRST INVESTORS INCOME FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

October 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Income Funds
First Investors Balanced Income Fund
File Nos. 002-89287 and 811-03967

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors Balanced Income Fund, a series of First Investors Income Funds, does not differ from that contained in Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on September 24, 2015.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty Mary Carty Secretary of First Investors Income Funds